CONSOLIDATED FINANCIAL STATEMENTS - Gains and losses on assets held for sale and sale of interest in subsidiaries (Details) R$ in Thousands, € in Millions, $ in Millions						3 Months Ended	12 Months Ended
	Nov. 05, 2018 USD ($) item	Oct. 31, 2018 USD ($)	Jul. 31, 2018 BRL (R$) Plant	Jun. 29, 2018 USD ($) Plant	Jun. 30, 2017 USD ($)	Jun. 30, 2016 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Nov. 05, 2018 BRL (R$)	Oct. 31, 2018 BRL (R$)	Jun. 29, 2018 BRL (R$)	Mar. 30, 2018 USD ($)	Mar. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Jun. 30, 2016 BRL (R$)
Results in operations with subsidiaries and associate company
Gains and losses on assets held for sale and sales of interest in subsidiaries | R$							R$ (414,507)	R$ (721,682)	R$ (58,223)
Wire rod mill and processing units
Results in operations with subsidiaries and associate company
Enterprise value of the transaction													$ 99.5	R$ 330,700
Hydroelectric plants
Results in operations with subsidiaries and associate company
Enterprise value of the transaction | R$			R$ 835,000
Number of hydroelectric plants | Plant			2
Rebar-producing mills
Results in operations with subsidiaries and associate company
Enterprise value of the transaction	$ 600.0									R$ 2,222,900
Number of rebar-producing mills | item	4
Aza Participaes SpA and Subsidiaries
Results in operations with subsidiaries and associate company
Proportion of ownership interest in subsidiary sold				100.00%
Number of production plants | Plant				3
Economic value of transaction				$ 154.1								R$ 594,200
Gerdau Hungria KFT Y CIA Sociedad Regular Colectiva
Results in operations with subsidiaries and associate company
Enterprise value of the transaction		$ 120.0									R$ 490,200
Proportion of ownership interest in subsidiary sold		98.89%
Percentage of Perimeter		100.00%
Diaco S.A.
Results in operations with subsidiaries and associate company
Proportion of ownership interest in subsidiary sold					50.00%
Economic value of transaction					$ 165.0										R$ 546,000
Gerdau Holdings Europa S.A. and subsidiaries
Results in operations with subsidiaries and associate company
Enterprise value of the transaction						€ 155												R$ 621,000
Maximum additional contingent consideration receivable						€ 45												R$ 180,000
Period of time over which contingent consideration may be received						5 years
Corporacin Centroamericana del Acero S.A. and subsidiaries
Results in operations with subsidiaries and associate company
Enterprise value of the transaction																$ 70.0	R$ 222,700
Cleary Holdings Corp.
Results in operations with subsidiaries and associate company
Enterprise value of the transaction																$ 30.2	R$ 102,600
Diaco S.A.
Results in operations with subsidiaries and associate company
Proportion of ownership interest in joint venture					49.87%